Investments - Schedule of Gross Unrealized Holding Losses and Fair Value for Investments in Unrealized Loss Position (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Schedule of Available-for-Sale Securities [Line Items]
Less than 12 months, Fair value	$ 53,975	$ 84,132
Less than 12 months, Unrealized loss	(38)	(93)
12 months or greater, Fair value		8,969
12 months or greater, Unrealized loss		(14)
U.S. Government Debt and Agency Securities
Schedule of Available-for-Sale Securities [Line Items]
Less than 12 months, Fair value	53,975	76,654
Less than 12 months, Unrealized loss	$ (38)	(85)
12 months or greater, Fair value		8,969
12 months or greater, Unrealized loss		(14)
Corporate Bonds
Schedule of Available-for-Sale Securities [Line Items]
Less than 12 months, Fair value		7,478
Less than 12 months, Unrealized loss		$ (8)